Note 36	6 Months Ended
Jun. 30, 2022
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the accompanying condensed consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2022	June 2021
Gains from sales of non-financial services	135	168
Other operating income	161	172
Total	297	340
The breakdown of the balance under the heading “Other operating expense” in the accompanying condensed consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2022	June 2021
Change in inventories	62	83
Contributions to guaranteed banks deposits funds	490	401
Hyperinflation adjustment (*)	916	280
Other operating expense	335	232
Total	1,803	997
(*) It includes €554 million due to Turkey (see Note 2.1) and €360 million due to Argentina.